Statement of Cash Flow (USD $)	1 Months Ended	6 Months Ended
	May 31, 2014	Sep. 30, 2014
OPERATING ACTIVITIES
Net Loss	$ (22,689)	$ (44,492)
Adjustments to reconcile net loss to net cash provided by (used for) operations:
Stock based compensation	2,000	2,000
Accounts Payable	689	325
Net cash (used by) Operating Activities	(20,000)	(42,167)
INVESTING ACTIVITIES
Net cash flows used investing activities
FINANCING ACTIVITIES
Shareholder contribution		400
Advances from shareholders	20,000	41,854
Net cash provided by Financing Activities	20,000	42,254
Net cash increase for period		87
Cash, at beginning
Cash, at end		87
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock issued for service	2,000	2,000
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes